Shareholder Report, Holdings (Details)	Jul. 31, 2026
Aztlan Global Stock Selection DM SMID ETF | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Aztlan Global Stock Selection DM SMID ETF | Kyndryl Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Aztlan Global Stock Selection DM SMID ETF | Happinet Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Aztlan Global Stock Selection DM SMID ETF | Cybozu, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Aztlan Global Stock Selection DM SMID ETF | Toyo Tire Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Aztlan Global Stock Selection DM SMID ETF | DocuSign, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Aztlan Global Stock Selection DM SMID ETF | CarGurus, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Aztlan Global Stock Selection DM SMID ETF | JB Hi-Fi Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Aztlan Global Stock Selection DM SMID ETF | Enova International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Aztlan Global Stock Selection DM SMID ETF | CyberAgent, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Aztlan Global Stock Selection DM SMID ETF | Industrial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Aztlan Global Stock Selection DM SMID ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Aztlan Global Stock Selection DM SMID ETF | Retail & Wholesale - Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Aztlan Global Stock Selection DM SMID ETF | Media Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Aztlan Global Stock Selection DM SMID ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Aztlan Global Stock Selection DM SMID ETF | Industrial Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Aztlan Global Stock Selection DM SMID ETF | Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Aztlan Global Stock Selection DM SMID ETF | Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Aztlan Global Stock Selection DM SMID ETF | Retail & Wholesale - Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Aztlan Global Stock Selection DM SMID ETF | Consumer Discretionary Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Aztlan Global Stock Selection DM SMID ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Aztlan Global Stock Selection DM SMID ETF | Consumer Discretionary Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Aztlan Global Stock Selection DM SMID ETF | Consumer Staple Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Aztlan Global Stock Selection DM SMID ETF | Banking Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Aztlan Global Stock Selection DM SMID ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Aztlan Global Stock Selection DM SMID ETF | Oil & Gas Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Aztlan Global Stock Selection DM SMID ETF | Renewable Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Aztlan Global Stock Selection DM SMID ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Aztlan North America Nearshoring Stock Selection ETF | Tenable Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Aztlan North America Nearshoring Stock Selection ETF | Mullen Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Aztlan North America Nearshoring Stock Selection ETF | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Aztlan North America Nearshoring Stock Selection ETF | CrowdStrike Holdings, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Aztlan North America Nearshoring Stock Selection ETF | NetApp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Aztlan North America Nearshoring Stock Selection ETF | Grupo Aeroportuario del Centro Norte SAB de CV - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Aztlan North America Nearshoring Stock Selection ETF | Rockwell Automation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Aztlan North America Nearshoring Stock Selection ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Aztlan North America Nearshoring Stock Selection ETF | NetScout Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Aztlan North America Nearshoring Stock Selection ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Aztlan North America Nearshoring Stock Selection ETF | Industrial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Aztlan North America Nearshoring Stock Selection ETF | Industrial Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Aztlan North America Nearshoring Stock Selection ETF | Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
Aztlan North America Nearshoring Stock Selection ETF | Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Aztlan North America Nearshoring Stock Selection ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Aztlan North America Nearshoring Stock Selection ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%